Long- term investments - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Sep. 03, 2018
Equity Method Investments
Equity Method Investments
Carrying value of equity investment	¥ 5,564	¥ 5,383
Change in profit and loss of equity investment	¥ 181	¥ 26	¥ 258
Shanghai Three Drivers Culture Media Co., Limited
Equity Method Investments
Investment in cash				¥ 2,250	¥ 4,000
Percentage of equity interest				49.00%	40.00%